FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of foreign currency of balances of monetary items in current and non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Other financial assets, current	$ 70,544	$ 67,295
Other non-financial assets	236,071	203,661
Trade and others accounts receivable, current	1,381,869	1,163,707
Accounts receivable from related entities, current	7	25
Tax current assets	75,704	40,275
Total current assets	4,383,212	3,900,419
Non-current assets
Other financial assets	52,139	53,772
Other non-financial assets	93,517	89,416
Accounts receivable	13,950	12,342
Deferred tax assets	21,098	10,549
Total non-current assets	13,257,679	11,352,946
All Currencies
Current assets
Cash and cash equivalents	832,594	630,133
Other financial assets, current	8,083	7,768
Other non-financial assets	88,031	58,675
Trade and others accounts receivable, current	212,571	214,599
Accounts receivable from related entities, current	7	24
Tax current assets	29,297	13,121
Total current assets	1,170,583	916,475
Non-current assets
Other financial assets	13,211	13,627
Other non-financial assets	8,791	5,127
Accounts receivable	5,543	4,126
Deferred tax assets	57	5,147
Total non-current assets	27,602	28,027
Argentine peso
Current assets
Cash and cash equivalents	2,692	4,184
Other non-financial assets	0	0
Trade and others accounts receivable, current	6,885	8,729
Total current assets	9,577	12,913
Brazilian real
Current assets
Cash and cash equivalents	42,258	4,529
Other non-financial assets	0	0
Trade and others accounts receivable, current	3,012	198
Total current assets	45,270	4,727
Non-current assets
Other financial assets	3,417	2,989
Other non-financial assets	6,771	5,058
Total non-current assets	10,188	8,047
Chilean peso
Current assets
Cash and cash equivalents	206,013	17,440
Other financial assets, current	2,026	2,130
Other non-financial assets	68,643	29,968
Trade and others accounts receivable, current	93,341	64,915
Accounts receivable from related entities, current	7	24
Tax current assets	2,407	2,035
Total current assets	372,437	116,512
Non-current assets
Other financial assets	775	876
Accounts receivable	5,543	4,126
Total non-current assets	6,318	5,002
Colombian peso
Current assets
Cash and cash equivalents	22,937	12,156
Other non-financial assets	0	0
Trade and others accounts receivable, current	1,918	1,562
Tax current assets	11,974	7,020
Total current assets	36,829	20,738
Non-current assets
Deferred tax assets	0	5,112
Total non-current assets	0	5,112
Euro
Current assets
Cash and cash equivalents	20,350	15,721
Other non-financial assets	2,775	4,105
Trade and others accounts receivable, current	65,264	96,438
Total current assets	88,389	116,264
Non-current assets
Other financial assets	4,581	4,579
Total non-current assets	4,581	4,579
U.S. dollar
Current assets
Cash and cash equivalents	485,614	532,670
Other financial assets, current	5,413	5,086
Other non-financial assets	2,356	2,542
Trade and others accounts receivable, current	7,364	7,503
Total current assets	500,747	547,801
Non-current assets
Other financial assets	1,182	2,315
Total non-current assets	1,182	2,315
Peruvian Sol
Current assets
Other non-financial assets	6,158	7,845
Tax current assets	12,966	1,909
Other currency
Current assets
Cash and cash equivalents	52,730	43,433
Other financial assets, current	644	552
Other non-financial assets	8,099	14,215
Trade and others accounts receivable, current	34,787	35,254
Tax current assets	1,950	2,157
Total current assets	117,334	97,520
Non-current assets
Other financial assets	3,256	2,868
Other non-financial assets	2,020	69
Deferred tax assets	57	35
Total non-current assets	$ 5,333	$ 2,972